IronBridge Global Fund (Prospectus Summary) | IronBridge Global Fund
IRONBRIDGE GLOBAL FUND
Investment Objective.
The investment objective of the IronBridge Global Fund ("Global Fund") is long-term capital appreciation.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Global Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		IronBridge Global Fund
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)		2.00%
Exchange Fee		none
Maximum Account Fee	[1]	15
[1]	A service fee of $15 may be imposed for shares redeemed by wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		IronBridge Global Fund
Management Fees		0.85%
Distribution (12b-1) Fees		none
Other Expenses		0.81%
Total Annual Fund Operating Expenses		1.66%
Fee Waiver	[1]	(0.66%)
Total Annual Fund Operating Expenses after Fee Waiver		1.00%
[1]	The Adviser has contractually agreed to reduce its compensation due from and/or assume expenses of the Global Fund to the extent necessary to ensure that the Global Fund's operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 1.00% of the Global Fund's average net assets. The fee waiver and expense reimbursement agreement is in effect until November 1, 2013, with successive renewal terms of one year thereafter unless terminated by the Company or the Adviser prior to any such renewal. Prior to November 1, 2013, the expense cap agreement can only be terminated by the Company's Board of Directors. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Global Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective expense caps.

Expense Example.
This Example is intended to help you compare the cost of investing in the Global
Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Global Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares in:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
IronBridge Global Fund	102	459	840	1,910

Portfolio Turnover.
The Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Global Fund's portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies.
The Global Fund seeks to achieve its investment objective by investing primarily in equity securities of companies traded in developed markets throughout the world, including the United States. The Global Fund will be diversified among a number of countries (at least three) and will invest at least 40% of its total assets in foreign securities. The Global Fund invests primarily in the equity securities of companies principally traded in the regions that are included in the Morgan Stanley Capital World Index Net ("MSCI World Index Net"). The Global
Fund may invest in companies across all market capitalizations, but the Global
Fund will primarily invest in companies with market capitalizations in excess of
US$ 2 billion, determined at the time of investment. Additionally, the Global
Fund may invest up to 10% of its total assets (calculated at the time of purchase) in securities of companies principally traded in emerging market countries.  The Global Fund may also invest in American Depository Receipts and/or Global Depository Receipts.

The Adviser actively manages the Global Fund by choosing companies for investment that the Adviser believes have the potential to exceed economic performance levels on which market valuations are premised. In constructing a portfolio of investments for the Global Fund, the Adviser selects equity securities using an economic return framework, a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value. The Adviser uses this methodology to identify attractively-priced companies, and as a result, the
Global Fund invests in primarily growth and value-style equity securities.
Principal Investment Risks.
Market Risk. The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk. During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations.  Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Foreign Securities Risk. Foreign investments may be less liquid, subject to currency-rate fluctuations, be in areas with political and economic instability and be subject to less strict regulation of the securities markets.

Emerging Markets Risk. The risks of foreign investments typically are greater in emerging markets.

Currency Risk. Investments in foreign securities denominated and traded in foreign currencies may be subject to unfavorable fluctuations in foreign currency exchange rates.

Region Risk. Changes affecting a particular global region where the Global Fund has invested may have a significant impact on the value of the Global Fund's overall value.

Global Sector Risk. Changes affecting a particular sector of the world economy in which the Global Fund has invested may have a significant impact on the value of the Global Fund's overall portfolio.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk.  ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers. Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value for many of the same reasons outlined above.

Stock Selection Risk. Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Global Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk. Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk. There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk. Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

Loss of Money Risk. Loss of money is a risk of investing in the Global Fund.
Performance.
The bar chart and table below show how the Global Fund (and, for periods prior to July 23, 2010, the Frontegra IronBridge Global Focus Fund (the "Predecessor
Global Fund"), the predecessor of the Global Fund) has performed in the past and provides some indication of the risks of investing in the Global Fund. The table shows how the performance of the Global Fund (and Predecessor Global Fund)
has varied from year to year as compared with the performance of the MSCI World
Index Net, a securities index that measures the equity market performance of developed markets. Keep in mind that past performance (before and after taxes)
may not indicate how well the Global Fund will perform in the future. Updated performance information can be found on our Web site at www.ironbridgefunds.net or by calling toll-free to 1-877-861-7714.
Calendar Year Total Returns Annual Total Returns for Global Fund (or Predecessor Global Fund) for the years ended December 31,	[1]

During the periods shown above, the highest return for the Global Fund or the
Predecessor Global Fund for a calendar quarter was 12.92% (quarter ended
September 30, 2010) and the lowest return for a calendar quarter was (17.35)%
(quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
IronBridge Global Fund	Return Before Taxes	(7.32%)	2.96%	Sep. 18, 2009
IronBridge Global Fund After Taxes on Distributions	Return After Taxes on Distributions	(12.43%)	0.36%	Sep. 18, 2009
IronBridge Global Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.74%)	1.73%	Sep. 18, 2009
IronBridge Global Fund MSCI World Index Net	MSCI World Index Net	(5.54%)	3.75%	Sep. 18, 2009

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
After-tax returns are not relevant if you hold your Global Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account
(IRA) or 529 college savings plan.

[1]	For the nine-month period ended September 30, 2012, the Global Fund had a return of 12.23%.